Earnings per share (Tables)	12 Months Ended
Sep. 30, 2021
Earnings per share [abstract]
Computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30:

	2021			2020
	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share
	$		$	$		$
Basic	1,369,072	249,119,219	5.50	1,117,862	262,005,521	4.27
Net effect of dilutive stock options and PSUs[2]		3,969,661			4,098,541
	1,369,072	253,088,880	5.41	1,117,862	266,104,062	4.20
[1]    During the year ended September 30, 2021, 15,460,465 Class A subordinate voting shares purchased for cancellation and 1,433,521 Class A subordinate voting shares held in trust were excluded from the calculation of weighted average number of shares outstanding as of the date of transaction (10,605,464 and 1,243,022, respectively during the year ended September 30, 2020).
[2] The calculation of the diluted earnings per share excluded 1,276,809 stock options for the year ended September 30, 2021 (876,213 for the year ended September 30, 2020), as they were anti-dilutive.